Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	233
5 years	410
10 years	$ 924